CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income for the year	R$ 7,536,983	R$ 11,479,552	R$ 15,558,938
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	3,047,212	2,866,699	2,658,561
Equity in earnings of unconsolidated companies	(827,606)	(1,151,827)	(563,158)
Exchange variation, net	850,375	974,709	108,373
Losses (Gains) on derivative financial instruments, net	14,979	(39,079)	(17,928)
Post-employment benefits	235,977	246,958	255,477
Long-term incentive plans	157,979	104,714	65,289
Income tax	1,809,622	4,379,475	4,713,630
Gain (Loss) on disposal of property, plant and equipment	27,525	(25,579)	(77,417)
Results in operations with subsidiary and joint ventures			162,913
Impairment (Reversal) of financial assets	10,728	81	(357)
Provision (reversal) of tax, civil, labor and environmental liabilities, net	160,245	295,021	125,641
Tax credits recovery	(1,098,218)		(1,182,082)
Interest income on short-term investments	(481,624)	(309,782)	(170,671)
Interest expense on loans	840,069	964,607	1,059,841
Interest expense on leases liabilities	127,787	88,370	68,789
Interest on loans with related parties		199	(6,089)
Provision (Reversal) for net realizable value adjustment in inventory, net	12,036	43,843	(2,812)
Cash flows from operations before changes in working capital	12,424,069	19,917,961	22,756,938
Changes in assets and liabilities
(Increase) Decrease in trade accounts receivable	(294,509)	290,579	(1,614,047)
Decrease (Increase) in inventories	1,305,424	(2,039,135)	(7,704,329)
(Decrease) Increase in trade accounts payable	(355,416)	(995,598)	2,534,329
(Increase) Decrease in other receivables	(107,171)	(284,826)	290,658
Decrease in other payables	(434,100)	(1,597,602)	(386,447)
Dividends from associates and joint ventures	461,292	425,493	117,438
Purchases of short-term investments	(7,223,644)	(3,588,529)	(3,010,084)
Proceeds from maturities and sales of short-term investments	7,908,990	3,434,859	3,595,212
Cash provided by operating activities	13,684,935	15,563,202	16,579,668
Interest paid on loans and financing	(858,301)	(968,851)	(1,100,826)
Interest paid on lease liabilities	(127,787)	(88,370)	(68,789)
Income and social contribution taxes paid	(1,560,137)	(3,355,643)	(2,893,120)
Net cash provided by operating activities	11,138,710	11,150,338	12,516,933
Cash flows from investing activities
Purchases of property, plant and equipment	(5,209,128)	(4,291,873)	(3,026,023)
Proceeds from sales of property, plant and equipment, investments and other intangibles	40,661	48,322	82,635
Additions in other intangibles	(127,195)	(189,382)	(166,310)
Shares repurchase from joint venture	47,006
Capital (increase) decrease in associate and joint venture	(524,185)	(26,751)	113,595
Net cash used by investing activities	(5,772,841)	(4,459,684)	(2,996,103)
Cash flows from financing activities
Acquisition of interest in subsidiary		(46,153)
Purchases of Treasury stocks		(1,073,124)
Dividends and interest on capital paid	(2,683,328)	(5,891,690)	(5,339,426)
Proceeds from loans and financing	1,776,684	2,263,311	609,703
Payment of loans and financing	(2,830,684)	(3,201,126)	(5,116,621)
Leasing payment	(388,202)	(310,226)	(275,854)
Intercompany loans, net	102	2,721	139,556
Net cash used in financing activities	(4,125,428)	(8,256,287)	(9,982,642)
Exchange variation on cash and cash equivalents	(710,659)	(119,158)	5,262
Increase (Decrease) in cash and cash equivalents	529,782	(1,684,791)	(456,550)
Cash and cash equivalents at beginning of year	2,475,863	4,160,654	4,617,204
Cash and cash equivalents at end of year	R$ 3,005,645	R$ 2,475,863	R$ 4,160,654